SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of assets

Category	Estimated Useful Life
Machinery and electronic equipment	3 - 10 years
Motor vehicles	3 years
Leasehold improvements	Lesser of useful life or lease term

Schedule of estimated useful lives of intangible assets

Category	Estimated Useful Life
Customer relationships	3.89 years
Software	3.42 years
Domain name	10 years
Brand name	20 years
Others	2.23 years

Schedule of opening and closing balances of contract liabilities arising from contracts with customers

	Balance at	Balance at	Balance at
	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$

Contract liabilities	639,912	871,833	125,231

Summary of cumulative effect of the changes made to the Group's consolidated balance sheet as of January 1, 2019 for the adoption of ASU 2016-02 and impact of adopting ASU 2016-02 on the Group's consolidated balance sheet

		Adjustments due to the
	Balance as of	adoption of	Balance as of
	December 31, 2018	ASU 2016-02	January 1, 2019
	RMB	RMB	RMB

Assets:
Prepayments and other current assets	1,904,846	(219,438)	1,685,408
Operating lease ROU assets	—	3,568,886	3,568,886
Liabilities:
Operating lease liabilities (current)	—	(641,323)	(641,323)
Operating lease liabilities (non-current)	—	(2,955,716)	(2,955,716)
Accrued expenses and other liabilities	(2,238,785)	247,591	(1,991,194)

The impact of adopting ASU 2016-02 on the Group’s consolidated balance sheet as of December 31, 2019 are as follows:

			Effect of the
			adoption of
			ASU 2016-02
	As reported	Legacy GAAP	Higher/(lower)
	RMB	RMB	RMB

Assets:
Prepayments and other current assets	2,582,577	2,818,815	(236,238)
Operating lease ROU assets	4,378,804	—	4,378,804
Liabilities:
Operating lease liabilities (current)	(1,035,252)	—	(1,035,252)
Operating lease liabilities (non-current)	(3,482,634)	—	(3,482,634)
Accrued expenses and other liabilities	(2,023,263)	(2,398,584)	375,321

Summary of cumulative effect of the changes made to the Group's consolidated balance sheet as of January 1, 2019 for the adoption of ASU 2016-02 and impact of adopting ASU 2016-02 on the Group's consolidated balance sheet

		Adjustments due to the
	Balance as of	adoption of	Balance as of
	December 31, 2018	ASU 2016-02	January 1, 2019
	RMB	RMB	RMB

Assets:
Prepayments and other current assets	1,904,846	(219,438)	1,685,408
Operating lease ROU assets	—	3,568,886	3,568,886
Liabilities:
Operating lease liabilities (current)	—	(641,323)	(641,323)
Operating lease liabilities (non-current)	—	(2,955,716)	(2,955,716)
Accrued expenses and other liabilities	(2,238,785)	247,591	(1,991,194)

The impact of adopting ASU 2016-02 on the Group’s consolidated balance sheet as of December 31, 2019 are as follows:

			Effect of the
			adoption of
			ASU 2016-02
	As reported	Legacy GAAP	Higher/(lower)
	RMB	RMB	RMB

Assets:
Prepayments and other current assets	2,582,577	2,818,815	(236,238)
Operating lease ROU assets	4,378,804	—	4,378,804
Liabilities:
Operating lease liabilities (current)	(1,035,252)	—	(1,035,252)
Operating lease liabilities (non-current)	(3,482,634)	—	(3,482,634)
Accrued expenses and other liabilities	(2,023,263)	(2,398,584)	375,321